OTHER OPERATING ASSETS AND LIABILITIES - Summary (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other assets - current:
Third party receivables	SFr 63.4	SFr 120.0
Prepayments	60.8	128.7
Contract assets	14.6	17.3
Contract costs	61.1	53.6
Inventories	58.5	50.1
Other	1.5	6.3
Total	259.9	376.0
Other assets - non-current:
Non-current trade receivables gross	34.3	44.0
Prepayments	82.1	31.7
Contract assets	13.2	14.4
Contract costs	19.2	15.8
Other	11.6	10.5
Total	160.4	116.4
Other liabilities - current:
Accrued other liabilities	261.0	335.0
Accrued capital expenditures	63.5	66.9
Accrued payroll and employee benefits	68.3	83.0
Deferred revenue	71.3	66.7	SFr 69.9
Other	32.9	31.2
Total	497.0	582.8
Other liabilities - non-current:
Other	48.2	89.8
Total	SFr 48.2	SFr 89.8